Derivative financial instruments - Hedged items in fair value hedge accounting relationships including the ineffectiveness recognised in the income statement (Details) - Barclays Bank Group [member] - GBP (£)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the income statement	£ (127)	£ (63)	£ 71,000,000
Loans and advances [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	924,000,000
Accumulated fair value hedge adjustment included in carrying amount	63,000,000
Change in fair value used as a basis to determine hedge ineffectiveness	(236,000,000)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	54,000,000
Hedge ineffectiveness recognised in the income statement	£ (84,000,000)
Line item in the income statement used to recognised ineffectiveness	Net interest income
Loans and advances [member] | Fair value hedges [member] | Inflation risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	£ 512,000,000
Accumulated fair value hedge adjustment included in carrying amount	312,000,000
Change in fair value used as a basis to determine hedge ineffectiveness	0
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	2,000,000
Hedge ineffectiveness recognised in the income statement	£ (1,000,000)
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities in issue [member] | Fair value hedges [member] | Interest rate risk [member] | Financial liabilities at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	£ 32,508,000,000
Accumulated fair value hedge adjustment included in carrying amount	(295,000,000)
Change in fair value used as a basis to determine hedge ineffectiveness	590,000,000
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(317,000,000)
Hedge ineffectiveness recognised in the income statement	£ 14,000,000
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities in issue [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	£ 26,340,000,000
Accumulated fair value hedge adjustment included in carrying amount	392,000,000
Change in fair value used as a basis to determine hedge ineffectiveness	(75,000,000)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0
Hedge ineffectiveness recognised in the income statement	£ 20,000,000
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities in issue [member] | Fair value hedges [member] | Inflation risk [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	£ 2,907,000,000
Accumulated fair value hedge adjustment included in carrying amount	(21,000,000)
Change in fair value used as a basis to determine hedge ineffectiveness	(50,000,000)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0
Hedge ineffectiveness recognised in the income statement	£ (18,000,000)
Line item in the income statement used to recognised ineffectiveness	Net interest income